Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 296		$ 401
Restricted cash	301		330
Accounts receivable
Customers (net of allowance for doubtful accounts of $80 and $87 at December 31, 2013 and 2012)	1,091		937
Accrued unbilled revenue	766		761
Regulatory balancing accounts	1,124		936
Other	312		365
Regulatory assets	448		564
Inventories
Gas stored underground and fuel oil	137		135
Materials and supplies	317		309
Income taxes receivable	574		211
Other	611		172
Total current assets	5,977		5,121
Property, Plant, and Equipment
Electric	42,881		39,701
Gas	14,379		12,571
Construction work in progress	1,834		1,894
Other	2		1
Total property, plant, and equipment	59,096		54,167
Accumulated depreciation	(17,844)		(16,644)
Net property, plant, and equipment	41,252		37,523
Other Noncurrent Assets
Regulatory assets	4,913	[1]	6,809	[1]
Nuclear decommissioning trusts	2,342		2,161
Income taxes receivable	85		176
Other	1,036		659
Total other noncurrent assets	8,376		9,805
TOTAL ASSETS	55,605		52,449
Current Liabilities
Short-term borrowings	1,174		492
Long-term debt, classified as current	889		400
Accounts payable
Trade creditors	1,293		1,241
Disputed claims and customer refunds	154		157
Regulatory balancing accounts	1,008		634
Other	471		444
Interest payable	892		870
Other	1,612		2,018
Total current liabilities	7,493		6,256
Noncurrent Liabilities
Long-term debt	12,717		12,517
Regulatory liabilities	5,660		5,088
Pension and other postretirement benefits	1,601		3,575
Asset retirement obligations	3,539		2,919
Deferred income taxes	7,823		6,748
Other	2,178		2,020
Total noncurrent liabilities	33,518		32,867
Commitments and Contingencies (Note 14)
Shareholders' Equity
Preferred stock	0		0
Common stock	9,550		8,428
Reinvested earnings	4,742		4,747
Accumulated other comprehensive income (loss)	50		(101)
Total shareholders' equity	14,342		13,074
Noncontrolling Interest - Preferred Stock of Subsidiary	252		252
Total equity	14,594		13,326
TOTAL LIABILITIES AND EQUITY	55,605		52,449
Other Postretirement Benefit Plans Defined Benefit [Member]
Noncurrent Liabilities
Pension and other postretirement benefits	57	[2]	181	[2]
Shareholders' Equity
Accumulated other comprehensive income (loss)	15		(77)
Other Pension Plans Defined Benefit [Member]
Shareholders' Equity
Accumulated other comprehensive income (loss)	42		4
Defined Benefits Plan Pension [Member]
Shareholders' Equity
Accumulated other comprehensive income (loss)	(7)		(28)
Pacific Gas And Electric Company [Member]
Current Assets
Cash and cash equivalents	65		194
Restricted cash	301		330
Accounts receivable
Customers (net of allowance for doubtful accounts of $80 and $87 at December 31, 2013 and 2012)	1,091		937
Accrued unbilled revenue	766		761
Regulatory balancing accounts	1,124		936
Other	313		366
Regulatory assets	448		564
Inventories
Gas stored underground and fuel oil	137		135
Materials and supplies	317		309
Income taxes receivable	563		186
Other	523		160
Total current assets	5,648		4,878
Property, Plant, and Equipment
Electric	42,881		39,701
Gas	14,379		12,571
Construction work in progress	1,834		1,894
Total property, plant, and equipment	59,094		54,166
Accumulated depreciation	(17,843)		(16,643)
Net property, plant, and equipment	41,251		37,523
Other Noncurrent Assets
Regulatory assets	4,913		6,809
Nuclear decommissioning trusts	2,342		2,161
Income taxes receivable	81		171
Other	814		381
Total other noncurrent assets	8,150		9,522
TOTAL ASSETS	55,049		51,923
Current Liabilities
Short-term borrowings	914		372
Long-term debt, classified as current	539		400
Accounts payable
Trade creditors	1,293		1,241
Disputed claims and customer refunds	154		157
Regulatory balancing accounts	1,008		634
Other	432		419
Interest payable	887		865
Other	1,382		1,806
Total current liabilities	6,609		5,894
Noncurrent Liabilities
Regulatory liabilities	5,660		5,088
Pension and other postretirement benefits	1,530		3,497
Asset retirement obligations	3,539		2,919
Deferred income taxes	8,042		6,939
Other	2,111		1,959
Total noncurrent liabilities	33,599		32,569
Commitments and Contingencies (Note 14)
Shareholders' Equity
Preferred stock	258		258
Common stock	1,322		1,322
Additional paid-in capital	5,821		4,682
Reinvested earnings	7,427		7,291
Accumulated other comprehensive income (loss)	13		(93)
Total shareholders' equity	14,841		13,460
TOTAL LIABILITIES AND EQUITY	$ 55,049		$ 51,923

[1]	The Utility expects to continuously recover pension benefits.
[2]	At December 31, 2013, the postretirement medical plan was in an overfunded position and the postretirement life insurance plan was in an underfunded position. At December 31, 2012, both the postretirement medical plan and the postretirement life insurance plan were in underfunded positions.